Filed Pursuant to Rule 497

Securities Act File No. 333-231111

Stellus Capital Investment Corporation

Supplement No. 1, dated November 22, 2019

to

Prospectus Supplement, dated September 9, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the prospectus of Stellus Capital Investment Corporation (the “Company”), dated June 20, 2019, as supplemented by the prospectus supplement dated September 9, 2019. Capitalized terms used but not defined herein shall have the same meaning given them in the prospectus supplement or prospectus, as applicable.

You should carefully consider the “Risk Factors” beginning on page 17 of the prospectus before you decide to invest.

STATUS OF OUR OFFERING

On September 9, 2019, we established an at-the-market program to which this Supplement No. 1 dated November 22, 2019, and the prospectus supplement, dated September 9, 2019, relate and through which we may sell, from time to time and at our sole discretion, up to $50.0 million shares of our common stock. We did not sell any shares under the at-the-market program from the period of September 9, 2019 through November 22, 2019.

INCORPORATION BY REFERENCE

This prospectus is part of a registration statement that we have filed with the SEC. In accordance with the Small Business Credit Availability Act, we are allowed to ‘‘incorporate by reference’’ the information that we file with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to comprise a part of this prospectus from the date we file that document. Any reports filed by us with the SEC subsequent to the date of this filing and before the date that any offering of any securities by means of this prospectus and any accompanying prospectus supplement is terminated will automatically update and, where applicable, supersede any information contained in this prospectus or incorporated by reference in this prospectus.

We incorporate by reference into this prospectus our documents listed below and any future filings made by us with the SEC under Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act until all of the securities offered by this prospectus and any accompanying prospectus supplement have been sold or we otherwise terminate the offering of these securities; provided, however, that information ‘‘furnished’’ under Item 2.02 or Item 7.01 of Form 8-K or other information “furnished” to the SEC that is not deemed filed is not incorporated by reference in this prospectus and any accompanying prospectus supplement. Information that we file with the SEC subsequent to the date of this filing will automatically update and may supersede information in this prospectus, any accompanying prospectus supplement and information previously filed with the SEC. This prospectus and any accompanying prospectus supplement incorporate by reference the documents set forth below that have previously been filed with the SEC:

•	Annual Report on Form 10-K for the fiscal year ended December 31, 2018;

•	Quarterly Report on Form 10-Q for the quarter ended March 31, 2019;

•	Quarterly Report on Form 10-Q for the quarter ended June 30, 2019;

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•	Quarterly Report on Form 10-Q for the quarter ended September 30, 2019;

•	Current Report on Form 8-K filed on July 26, 2019;

•	Current Report on Form 8-K filed on August 21, 2019;

•	Current Report on Form 8-K filed on September 18, 2019;

•	The Definitive Proxy Statement on Schedule 14A, filed on April 17, 2019; and

•	The description of our common stock contained in our Form 8-A filed on November 8, 2012.

 All reports and other documents we subsequently file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act prior to the termination of this offering but excluding any information furnished to, rather than filed with, the SEC, will also be incorporated by reference into this prospectus and deemed to be part of this prospectus. To obtain copies of these filings, see ‘‘Available Information.”

You should rely only on the information incorporated by reference or provided in this prospectus or any prospectus supplement. We have not authorized anyone to provide you with different or additional information, and you should not rely on such information if you receive it. We are not making an offer of or soliciting an offer to buy, any securities in any state or other jurisdiction where such offer or sale is not permitted. You should not assume that the information in this prospectus or in the documents incorporated by reference is accurate as of any date other than the date on the front of this prospectus or those documents.

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